Performance Management - Federated Hermes MDT Market Neutral Fund	Dec. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The Fund is the successor to the Hancock Horizon Quantitative Long/Short Fund (the “Predecessor Fund”) pursuant to a reorganization involving the Fund and the Predecessor Fund on September 24, 2021. The Predecessor Fund is both the tax and accounting survivor of the reorganization. Prior to the date of the reorganization, the Fund had no investment operations. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund’s commencement of operations) is historical information for the Predecessor Fund, except that the Fund’s Class A Shares sales load has been applied to the historical performance of the Predecessor Fund’s Investor Class. The Predecessor Fund pursued different investment strategies than the Fund, so the performance of the Fund is likely to differ after the reorganization. The Predecessor Fund employed an investment strategy typically involving less leverage and with a net long orientation as opposed to the Fund’s market neutral approach. In addition, the Predecessor Fund employed its own proprietary quantitative screening process followed by fundamental and technical analysis to select investments, where the Fund’s approach is to use its own proprietary quantitative process to select investments. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund.The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The Predecessor Fund’s Investor class and Institutional class shares were exchanged for the Fund’s A class and IS class shares, respectively, in the reorganization. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index generally used to measure the performance of equity market neutral funds. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The Predecessor Fund’s Investor class and Institutional class shares were exchanged for the Fund’s A class and IS class shares, respectively, in the reorganization. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes MDT Market Neutral Fund – IS Class
Bar Chart Closing [Text Block]

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 12.84% (quarter ended December 31, 2021). Its lowest quarterly return was (17.78)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	For the periods prior to the reorganization (the Fund’s commencement of investment operations), the performance of each class of the Fund is the historical performance of the corresponding Predecessor Fund’s class, except that the Fund’s A class sales load has been applied to the historical performance of the Predecessor Fund’s Investor class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for IS class, and after-tax returns for A class will differ from those shown for IS class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.(For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for IS class, and after-tax returns for A class will differ from those shown for IS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.84%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(17.78%)
Lowest Quarterly Return, Date	Mar. 31, 2020